Long-Term Debt - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended
	Dec. 31, 2014 Convenant	Jun. 30, 2013	Dec. 31, 2014 Convenant	Dec. 31, 2013	Dec. 31, 2012	Nov. 27, 2013	Apr. 30, 2013	Jan. 12, 2011	Oct. 31, 2013	May 23, 2013	Jun. 30, 2013	Jun. 05, 2013	Nov. 01, 2014	Apr. 23, 2013	Apr. 05, 2013	Apr. 05, 2011	Apr. 26, 2012
Debt Instrument [Line Items]
Gain (loss) on early extinguishment of debt	$ (40,400,000)	$ (366,800,000)	$ (40,423,000)	$ (368,089,000)	$ (73,542,000)
Long-term debt	14,811,142,000		14,811,142,000
Number of financial covenants	2		2
Share-based Compensation Award, Tranche One [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread						2.75%
Share-based Compensation Award, Tranche One [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread						1.00%
Share-based Compensation Award, Tranche One [Member] | Abr [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread						1.75%
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Availability remaining under revolving credit facility	438,900,000		438,900,000
Senior Secured Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable interest rates, Minimum							3.00%
Senior Secured Credit Facility [Member] | Abr [Member]
Debt Instrument [Line Items]
Variable interest rates, Minimum							2.00%
Senior Secured Credit Facility [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Gain (loss) on early extinguishment of debt			1,300,000
Prepayment indebtedness									100,000,000
Term loan facility								3,250,000,000
Quarterly payment percentage								0.25%
Debt, maturity date						Jun. 30, 2019
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility								500,000,000
Maximum available of revolving credit facility	350,000,000		350,000,000
Unused commitment fee percentage			0.375%
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member] | Share-based Compensation Award, Tranche One [Member]
Debt Instrument [Line Items]
Revolving credit facility						450,000,000
Debt, maturity date						Jul. 12, 2017
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member] | Share-based Compensation Award, Tranche Two [Member]
Debt Instrument [Line Items]
Revolving credit facility						50,000,000
Senior Secured Credit Facility [Member] | Swingline Loan [Member]
Debt Instrument [Line Items]
Maximum available of revolving credit facility	70,000,000		70,000,000
Financial Covenants [Member]
Debt Instrument [Line Items]
Consolidated secured debt to consolidated EBITDA ratio			1.55
Consolidated EBITDA to consolidated interest expense			2.73
Financial Covenants [Member] | Maximum [Member]
Debt Instrument [Line Items]
Consolidated secured debt to consolidated EBITDA ratio			3.50
Consolidated EBITDA to consolidated interest expense			1.75
6 1/2% Senior Notes [Member]
Debt Instrument [Line Items]
Debt amount repurchased, redeemed or prepaid										353,600,000
Interest rate										6.50%
Debt instrument, maturity date			2013-11
Gain (loss) on early extinguishment of debt											(24,200,000)
Unsecured term loan commitments Termination Fee											7,600,000
Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Gain (loss) on early extinguishment of debt		(232,100,000)		(341,351,000)
Aggregate principal amount of senior notes															3,500,000,000
Long-term debt	3,500,000,000		3,500,000,000
Intelsat Luxembourg [Member] | 2017 Senior Notes [Member]
Debt Instrument [Line Items]
Debt amount repurchased, redeemed or prepaid										366,400,000
Intelsat Luxembourg [Member] | 6.75% Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Interest rate	6.75%		6.75%												6.75%
Debt instrument, maturity date			2018-06
Aggregate principal amount of senior notes															500,000,000
Long-term debt	500,000,000		500,000,000
Interest payment dates			Semi-annually on June 1 and December 1.
Early redemption price equal to percentage of principal amount of notes			100.00%
Early redemption price equal to percentage of aggregate principal amount of notes from equity offerings			40.00%
Intelsat Luxembourg [Member] | 7 3/4% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Interest rate	7.75%		7.75%												7.75%
Debt instrument, maturity date			2021-06
Aggregate principal amount of senior notes															2,000,000,000
Long-term debt	2,000,000,000		2,000,000,000
Interest payment dates			Semi-annually on June 1 and December 1.
Early redemption price equal to percentage of principal amount of notes			100.00%
Early redemption price equal to percentage of aggregate principal amount of notes from equity offerings			40.00%
Intelsat Luxembourg [Member] | 8.125% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Interest rate	8.125%		8.125%												8.125%
Debt instrument, maturity date			2023-06
Aggregate principal amount of senior notes															1,000,000,000
Long-term debt	1,000,000,000		1,000,000,000
Interest payment dates			Semi-annually on June 1 and December 1.
Early redemption price equal to percentage of principal amount of notes			100.00%
Early redemption price equal to percentage of aggregate principal amount of notes from equity offerings			40.00%
Intelsat Luxembourg [Member] | 11.25% Senior Notes due February 2017 [Member]
Debt Instrument [Line Items]
Debt amount repurchased, redeemed or prepaid							754,800,000
Intelsat Luxembourg [Member] | 11.5% / 12.5% Senior PIK Election Notes due February 2017 [Member]
Debt Instrument [Line Items]
Debt amount repurchased, redeemed or prepaid							2,500,000,000
Intelsat Jackson [Member]
Debt Instrument [Line Items]
Gain (loss) on early extinguishment of debt		(110,300,000)	(40,423,000)	(2,553,000)	(67,709,000)
Aggregate principal amount of senior notes												2,600,000,000
Long-term debt	11,311,142,000		11,311,142,000													2,650,000,000
Intelsat Jackson [Member] | New Jackson Notes [Member]
Debt Instrument [Line Items]
Interest payment dates			Semi-annually on April 1 and October 1
Early redemption price equal to percentage of principal amount of notes			100.00%
Intelsat Jackson [Member] | 2017 Senior Notes [Member]
Debt Instrument [Line Items]
Debt amount repurchased, redeemed or prepaid												1,700,000,000
Intelsat Jackson [Member] | 5 1/2% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Interest rate	5.50%		5.50%									5.50%
Debt instrument, maturity date			2023-08
Aggregate principal amount of senior notes												2,000,000,000
Long-term debt	2,000,000,000		2,000,000,000
Early redemption price equal to percentage of principal amount of notes			100.00%
Early redemption price equal to percentage of aggregate principal amount of notes from equity offerings			40.00%
Intelsat Jackson [Member] | 6 5/8 % Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Interest rate												6.625%
Debt instrument, maturity date			2022-12
Aggregate principal amount of senior notes												635,000,000
Intelsat Jackson [Member] | New Senior Unsecured Credit Facility [Member]
Debt Instrument [Line Items]
Debt amount repurchased, redeemed or prepaid												672,700,000
Intelsat Jackson [Member] | Senior Unsecured Credit Agreement [Member]
Debt Instrument [Line Items]
Senior unsecured term loan facility												195,200,000
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Debt Instrument [Line Items]
Interest rate	7.25%		7.25%
Debt instrument, maturity date			2020-10
Aggregate principal amount of senior notes	2,200,000,000		2,200,000,000
Long-term debt	2,200,000,000		2,200,000,000														1,200,000,000
Interest payment dates			Semi-annually on April 15 and October 15
Early redemption price equal to percentage of principal amount of notes			100.00%
Intelsat Jackson [Member] | 6.625 % Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Interest rate	6.625%		6.625%
Debt instrument, maturity date			2022-12
Long-term debt	1,275,000,000		1,275,000,000
Interest payment dates			Semi-annually on June 15 and December 15
Early redemption price equal to percentage of principal amount of notes			100.00%
Early redemption price equal to percentage of aggregate principal amount of notes from equity offerings			35.00%
Intelsat Jackson [Member] | 7.25% Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	1,500,000,000		1,500,000,000
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member]
Debt Instrument [Line Items]
Interest rate	7.50%		7.50%													7.50%
Debt instrument, maturity date			2021-04
Long-term debt	1,150,000,000		1,150,000,000													1,150,000,000
Intelsat Jackson [Member] | 8.5% Senior Notes due November 2019 [Member]
Debt Instrument [Line Items]
Debt amount repurchased, redeemed or prepaid													500,000,000
Interest rate													8.50%
Debt instrument, maturity date			2019-11
Gain (loss) on early extinguishment of debt	(40,400,000)
Intelsat Jackson [Member] | New Senior Unsecured Credit Agreement [Member]
Debt Instrument [Line Items]
Gain (loss) on early extinguishment of debt		(200,000)
Prepayment indebtedness														$ 138,200,000